Finance costs and finance income - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance revenues:
Interest on time deposits	$ 4,971	$ 5,176	$ 1,050
Dividends income	3,625	0	0
Interests on third parties loans	460	561	813
Interests on loans to related parties, note 30(a)	86	92	1,685
Interests on tax claims	16	1,701	153
Other minor	517	340	43
Finance income before unrealized variation of fair value related to contingent consideration liability	9,675	7,870	3,744
Unrealized variation of the fair value related to contingent consideration liability (b)	0	1,815	1,773
Total finance revenues	9,675	9,685	5,517
Finance costs:
Interest on borrowings	28,418	31,538	28,019
Tax on financial transactions	166	173	180
Interest on loans	1	2	1,053
Other minor	55	703	72
Accretion expense for mine closure, note 15(b)	10,390	4,982	4,318
Accrual of debt issuance costs, note 16(f)	2,109	1,024	909
Unrealized variation of the fair value related to contingent consideration liability (b)	655	0	0
Finance costs before unrealized variation of fair value related to contingent consideration liability	28,640	32,416	29,324
Accretion expense of leases liability	379	0	0
Finance costs	$ 42,173	$ 38,422	$ 34,551